Significant accounting judgements, estimates and assumptions Narrative (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant accounting judgements, estimates and assumptions
Capitalized software development new planner	€ 461,000
Capitalized 3D printed product medical	1,376,000
Tax losses carried forward	37,440,000	€ 25,285,000	€ 11,948,000
Other tax credits Materialize NV	25,172,000	15,592,000	4,581,000
Notional interest deduction	€ 0	0	315,000
Belgian Patent Income Deduction %	80.00%
Innovation Income Deduction	85.00%
Deferred tax assets recognized	€ 0	0	0
Unrecognized deferred tax assets	10,737,000	11,906,000	7,904,000
Net profit would have increased by	6,855,000
Tax losses utilized	23,141,000
Goodwill	20,174,000	17,491,000	17,552,000	[1]
Impairment charges on goodwill	0	€ 0	€ 0
Fluidda - Notional amount	2,500,000
Fluidda - Carrying value	€ 2,750,000
Fluidda - Interest rate	10.00%
Fluidda - Discount rate	13.88%
Fluidda - Maturity years	7
Fluidda - Sensitivity WACC	2.00%
Fluidda - Sensitivity WACC -	€ (267,000)
Fluidda - Sensitivity WACC +	298,000
Change useful life - impact	1,000,000
Greenmachine - carrying value	€ 1,804,000
Greenmachine - discount rate	10.00%

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.